UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 1/31/09

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2009

1-866-263-9260

www.unusualfund.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION FUND

January 31, 2009

This past year turned out to be one of the worst years in many decades for equity investors.  The S&P 500 benchmark finished the past 12 months ending January 31, 2009 down 38.6%.  The Adaptive Allocation Fund was down 18% for the same period.

Our intention is to reduce risk in down markets and to increase returns in up markets.  We certainly met our goals for the negative year in 2008.  We are hopeful that our many fundamental stock picking models, as well as our three technical models, will be able to provide positive returns in an up market.  It is, of course, impossible to predict when such a market will occur.  Historically, since 1926, there have been ten bear markets that occurred simultaneously with a recession.  The average magnitude of the DECREASE in stock value for these periods, as represented by the S&P 500, was around 42%. However, one year after the low point of each bear market (not including the current bear market, since that time period has not come to pass), the average return has been PLUS 51%.  Whether this bear market follows historical precedents cannot be known until it runs its course. We will continue to apply our rule-based models with the objective of eliminating emotion, further seeking to meet our stated goals.

The Fund name Critical Math has often been confused with the term critical “MASS”, and some people have wondered about the meaning of the name.  As a consequence, we decided to change the name to better reflect what it is that we do.  With our ability to adapt to different market environments and to allocate our assets accordingly, we have adopted the name Adaptive Allocation Fund.  It has been suggested to us that this name would better reflect what the fund does and, consequently, allow anyone seeking information on the Fund to better access us.

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end load for the Adaptive Allocation Fund. The Fund has a maximum deferred sales charge of 0.50%. Additionally, shares held for less than 90 days are subject to a 2.00% redemption fee. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated August 29, 2008 is 3.04%. For performance information current to the most recent month-end, please call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1- 8 66 -263-9260 .. Please read the prospectus carefully before investing. The Adaptive Allocation Fund is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org / SIPC www.sipc.org

0289-NLD-2/27/2009

Adaptive Allocation Fund
PORTFOLIO REVIEW
January 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending January 31, 2009, compared to its benchmark:

	One Year	Inception ** - January 31,2009
Adaptive Allocation Fund	(18.00%)	(9.72%)
Adaptive Allocation Fund- with sales Charge (CDSC)	(18.54%)	(9.72%)
S&P 500 Total Return Index	(38.63%)	(12.31%)

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-866-263-9260

** Inception date is February 24, 2006

Top Holdings By Industry	% of Net Assets
Mutual Funds	20.4%
Exchange Traded Funds	9.3%
Chemicals	3.9%
Metal Fabricate/Hardware	2.5%
Healthcare-Products	2.3%
Energy-Alternative Sources	2.3%
Software	2.3%
Retail	2.1%
Machinery-Diversified	2.1%
Oil & Gas	2.0%
Other, Cash & Cash Equivalents	50.8%
100.0%

	Adaptive Allocation Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2009
	Shares		Value

		COMMON STOCK - 23.3%
		CHEMICALS - 3.9%
	8,784	Mosaic Co.	$ 313,325
	4,004	Potash Corp. of Saskatchewan	299,739
			613,064
		ELECTRONICS - 1.8%
	16,781	Garmin Ltd.	294,171

		ENERGY-ALTERNATE SOURCES - 2.3%
	2,514	First Solar, Inc. *	358,999

		HEALTHCARE-PRODUCTS - 2.3%
	14,715	Inverness Medical Innovations, Inc. *	360,076

		MACHINERY-DIVERSIFIED - 2.1%
	6,134	Flowserve Corp.	327,004

		METAL FABRICATE/HARDWARE - 2.5%
	6,096	Precision Castparts Corp.	395,935

		OIL & GAS - 2.0%
	7,218	Murphy Oil Corp.	318,891

		OIL & GAS SERVICES - 2.0%
	20,332	Superior Energy Services, Inc. *	316,773

		RETAIL - 2.1%
	25,055	Ezcorp, Inc. *	339,996

		SOFTWARE - 2.3%
	13,132	Sybase, Inc. *	358,635

		TOTAL COMMON STOCK (Cost - $3,654,637)	3,683,544

See accompanying notes to financial statements.

	Adaptive Allocation Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2009
	Shares		Value
		MUTUAL FUNDS - 20.4%
	170,702	Northeast Investors Trust	$ 710,121
	98,276	ProFunds UltraSmall-Cap ProFund	735,103
	116,888	Rydex Russell 2000 2x Strategy Fund	734,056
	165,837	Western Asset High Yield Portfolio	1,039,801
		TOTAL MUTUAL FUNDS (Cost - $3,643,000)	3,219,081

		EXCHANGE TRADED FUNDS - 9.3%
		EQUITY FUND - 9.3%
	92,620	ProShares Ultra Russell 2000	1,463,396
		TOTAL EXCHANGE TRADED FUNDS (Cost - $1,937,416)

		SHORT-TERM INVESTMENTS - 47.3%
		MONEY MARKET FUND - 47.3%
	3,500,736	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, .26% **	3,500,736
	1,665,469	Goldman Sachs Financial Square Funds - Government Fund, .36% **	1,665,469
	2,295,649	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, .13% **	2,295,649
		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,461,854)	7,461,854

		TOTAL INVESTMENTS - 100.3% (Cost - $ 16,696,907) (a)	$ 15,827,875
		LIABILITIES LESS OTHER ASSETS - (0.3%)	(51,465)
		NET ASSETS - 100%	$ 15,776,410

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,894,032 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 187,022
		Unrealized depreciation	(1,253,179)
		Net unrealized depreciation	$ (1,066,157)

	* Non-Income producing security.
	** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2009

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009

ASSETS
Investment securities:
At cost	$ 16,696,907
At value	$ 15,827,875
Dividends and interest receivable	4,185
Prepaid expenses and other assets	1,889
TOTAL ASSETS	15,833,949

LIABILITIES
Investment advisory fees payable	13,874
Distribution (12b-1) fees payable	10,405
Shareholder servicing fee	3,469
Fees payable to other affiliates	9,615
Accrued expenses and other liabilities	20,176
TOTAL LIABILITIES	57,539
NET ASSETS	$ 15,776,410

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 21,066,162
Accumulated net investment loss	(8,166)
Accumulated net realized loss from security transactions	(4,412,554)
Net unrealized depreciation of investments	(869,032)
NET ASSETS	$ 15,776,410

Shares of beneficial interest	2,137,179
Net asset value, offering and redemption price per share (a)	$ 7.38

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00% and redemptions made within one year of purchase may be charged a contingent deferred sales charge of 0.50%.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2009

INVESTMENT INCOME
Dividends (net of $1,175 foreign taxes withheld)	$ 149,242
Interest	125,745
TOTAL INVESTMENT INCOME	274,987

EXPENSES
Investment advisory fees	184,309
Distribution (12b-1) fees	138,232
Shareholder servicing fees	46,077
Administrative services fees	37,686
Professional fees	26,467
Accounting services fees	21,107
Transfer agent fees	19,677
Compliance officer fees	11,476
Custodian fees	8,057
Trustees' fees and expenses	7,751
Printing and postage expenses	7,408
Registration fees	3,022
Insurance expense	946
Other expenses	1,507
TOTAL EXPENSES	513,722
NET INVESTMENT LOSS	(238,735)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(2,611,234)
Distributions of realized gains from other investment companies	1,845
Net change in unrealized depreciation of investments	(484,238)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,093,627)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (3,332,362)

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	January 31, 2009	January 31, 2008
FROM OPERATIONS
Net investment loss	$ (238,735)	$ (19,310)
Net realized loss from security transactions	(2,611,234)	(1,687,675)
Distributions of realized gains from other investment companies	1,845	7,527
Net change in unrealized depreciation of investments	(484,238)	(1,421,456)
Net decrease in net assets resulting from operations	(3,332,362)	(3,120,914)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,204,999	1,328,593
Payments for shares redeemed	(2,250,216)	(3,919,138)
Redemption fee proceeds	-	1
Net decrease in net assets from shares of beneficial interest	(1,045,217)	(2,590,544)

TOTAL DECREASE IN NET ASSETS	(4,377,579)	(5,711,458)

NET ASSETS
Beginning of Year	20,153,989	25,865,447
End of Year*	$ 15,776,410	$ 20,153,989
* Includes accumulated net investment loss of:	$ (8,166)	$ (8,875)

SHARE ACTIVITY
Shares Sold	150,599	142,064
Shares Redeemed	(253,781)	(399,998)
Net decrease in shares of beneficial interest outstanding	(103,182)	(257,934)

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended		Period Ended
	January 31,	January 31,		January 31,
	2009	2008		2007 (1)
Net asset value,
beginning of period	$ 9.00	$ 10.35		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.12)	(0.01)		0.02
Net realized and unrealized
gain/(loss) on investments	(1.50)	(1.34)		0.37
Total from investment operations	(1.62)	(1.35)		0.39

Paid-in-Capital from
Redemption fees	-	0.00	(2)	-

Less distributions from:
Net investment income	-	-		(0.04)
Total distributions	-	-		(0.04)

Net asset value, end of period	$ 7.38	$ 9.00		$ 10.35

Total return (3)	(18.00%)	(13.04%)		3.88%	(4)

Net assets, end of period (000s)	$ 15,776	$ 20,154		$ 25,865

Ratio of expenses to average
net assets (5)	2.79%	2.59%		2.76%	(6)
Ratio of net investment income (loss)
to average net assets (5)	(1.30%)	(0.09%)		0.19%	(6)

Portfolio Turnover Rate	728%	610%		694%	(4)

(1)	The Adaptive Allocation Fund commenced operations on February 24, 2006.
(2) Amount represents less than $.01 per shares.
(3)	Total return shown excludes the effect of applicable sales loads/redemption fees.
(4) Not annualized.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized

See accompanying notes to financial statements.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.

ORGANIZATION

The Adaptive Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

At a meeting of the Trust’s Board of Trustees (the “Board”) held on December 15, 2008, the Board approved, effective December 24, 2008, a proposal to change the name of the fund from “Critical Math Fund” to “Adaptive Allocation Fund.”

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Generally, the tax authorities can examine all tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and options, amounted to $65,775,164 and $61,015,253, respectively.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.99% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. As of January 31, 2009 no fees were required to be reimbursed under this agreement.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.   A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended January 31, 2009 were $1,300.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2009, the Fund incurred expenses of $11,476 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended January 31, 2009, GemCom collected amounts totaling $1,446 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2009, the Fund did not assess any redemption fees.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis for unrealized depreciation is attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $8,166.

As of January 31, 2009, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicted expiration dates:

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $474,205 of such capital losses.

Permanent book and tax differences, which are due to net operating losses, resulted in reclassification for the year ended January 31, 2009 as follows: a decrease in paid-in capital of $239,444 and a decrease in accumulated net investment loss of $239,444.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adaptive Allocation Fund and the

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Adaptive Allocation Fund (formerly Critical Math Fund), a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period February 24, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adaptive Allocation Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the two years then ended and for the period February 24, 2006 through January 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 30, 2009

Adaptive Allocation Fund

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Adaptive Allocation Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period 8/1/08 – 1/31/09*
Actual	$1,000.00	$802.17	$12.96
Hypothetical (5% return before expenses)	$1,000.00	$1,010.75	$14.46

*Expenses are equal to the Fund’s annualized expense ratio of 2.86%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION

January 31, 2009 (Unaudited)

Re-Approval of Advisory Agreement – Adaptive Allocation Fund

In connection with a regular Board meeting held on December 15, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Critical Math Advisors, LLC (“CMA” or the “Adviser”) and the Trust, on behalf of the Adaptive Allocation Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees concluded that the Adviser had provided quality services to the Fund.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s performance was acceptable.

 Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board then reviewed the contractual arrangements by which the Adviser agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2010, to ensure that Net Annual Fund Operating Expenses will not exceed 2.99% of the average daily net assets, and found it to be beneficial to shareholders.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund received from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, the fees are not so high as to warrant an adjustment to reflect economies of scale.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser does not appear to be overly profitable as a result of the arrangements with the Fund.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and the fees are reasonable in light of the services provided to the Fund and that re-approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan**(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002) Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola*** (56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,500

2008 - $13,000

(b)

Audit-Related Fees

2009 – None

2008 – None

(c)

Tax Fees

2009- $2,000

2008- $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2008 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/6/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/6/09